STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Total		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2012		$ 463,954		$ 3,876	$ 132,767	$ 113,427	$ (7,100)	$ (259)	$ 221,243
Balance (in shares) at Dec. 31, 2012				13,596,000
Net income		104,726		$ 0	0	80,687	0	0	24,039
Other comprehensive income (loss)		12,844		0	0	0	6,089	0	6,755
Stock-based Compensation expenses (Note 12a)		3,978		0	1,988	0	0	0	1,990
Exercise of employees stock options (Note 12a)		3		$ 305	(302)	0	0	0	0
Exercise of employees stock options (Note 12a) (in shares)				1,122,782
Non-controlling interests changes due to holding changes, including exercise of employees stock options and repurchase of shares by subsidiaries		(81,392)		$ 0	(715)	0	0	0	(80,677)
Acquisition of non-controlling interests		(2,790)		0	(1,413)	0	0	0	(1,377)
Dividend to Formula's shareholders		(10,009)		0	0	(10,009)	0	0	0
Dividend to non- controlling interests in subsidiaries		(15,159)		0	0	0	0	0	(15,159)
Balance at Dec. 31, 2013		476,155		$ 4,181	132,325	184,105	(1,011)	(259)	156,814
Balance (in shares) at Dec. 31, 2013				14,718,782
Net income		94,531		$ 0	0	80,833	0	0	13,698
Other comprehensive income (loss)		(22,680)		0	0	0	(15,900)	0	(6,780)
Stock-based Compensation expenses (Note 12a)		4,983		0	4,676	0	0	0	307
Exercise of employees stock options (Note 12a)		0		$ 3	(3)	0	0	0	0
Exercise of employees stock options (Note 12a) (in shares)				10,000
Non-controlling interests changes due to holding changes, including exercise of employees stock options and repurchase of shares by subsidiaries		367		$ 0	(361)	0	0	0	728
Acquisition of non-controlling interests		(1,257)		0	(599)	0	0	0	(658)
Consolidation of affiliate (Sapiens)		183,978					5,115		178,863
Dividend to Formula's shareholders		(14,940)		0	0	(14,940)	0	0	0
Dividend to non- controlling interests in subsidiaries		(11,391)		0	0	0	0	0	(11,391)
Deconsolidation of subsidiary		(55,179)		0	0	0	10,491	0	(65,670)
Adjustment for acquisition under common control		2,097		0	1,052	0	0	0	1,045
Balance at Dec. 31, 2014	[1]	656,664	[2]	$ 4,184	137,090	249,998	(1,305)	(259)	266,956
Balance (in shares) at Dec. 31, 2014	[1]			14,728,782
Balance, Before Adjustment for acquisition		654,567		$ 4,184	136,038	249,998	(1,305)	(259)	265,911
Balance, Before Adjustment for acquisition (in shares)				14,728,782
Net income		92,193		$ 0	0	73,705	0	0	18,488
Other comprehensive income (loss)		(2,550)		0	0	0	(1,153)	0	(1,397)
Stock-based Compensation expenses (Note 12a)		5,073		0	2,992	0	0	0	2,081
Non-controlling interests changes due to holding changes, including exercise of employees stock options and repurchase of shares by subsidiaries		1,557		0	(3,399)	0	0	0	4,956
Acquisition of non-controlling interests		(360)		0	(68)	0	0	0	(292)
Dividend to Formula's shareholders		(5,015)		0	0	(5,015)	0	0	0
Dividend to non- controlling interests in subsidiaries		(13,432)		0	0	0	0	0	(13,432)
Transaction with non-controlling interests in affiliate's subsidiary		(781)		0	(781)	0	0	0	0
Distribution to parent for a business acquisition under common control		(10,815)			(5,314)				(5,501)
Deconsolidation of subsidiary		(180,268)		0	0	0	882	0	(181,150)
Balance at Dec. 31, 2015		$ 542,266		$ 4,184	$ 130,520	$ 318,688	$ (1,576)	$ (259)	$ 90,709
Balance (in shares) at Dec. 31, 2015				14,728,782

[1]	Derived from the audited financial statements of the Company as of December 31, 2014, adjusted for acquisition of Insseco (see note 1a).
[2]	Derived from the audited financial statements of the Company as of December 31, 2014, adjusted for the acquisition of Insseco (see note 1a).